Schedule of investments
Nomura Mid Cap Income Opportunities Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.14%♣
Consumer Discretionary — 14.12%
Darden Restaurants	94,884	$ 19,547,053
Garmin	85,754	20,370,005
Service Corp. International	277,758	21,098,498
Travel + Leisure	262,910	20,094,211
Vail Resorts	147,103	20,028,074
		101,137,841
Consumer Staples — 8.35%
Coca-Cola Europacific Partners	201,247	20,138,787
Hershey	112,639	19,762,512
McCormick & Co.	395,318	19,931,934
		59,833,233
Energy — 2.74%
SLB	422,696	19,651,137
		19,651,137
Financials — 8.78%
Ares Management Class A	179,492	19,979,255
Arthur J Gallagher & Co.	94,634	21,725,127
First American Financial	308,629	21,168,863
		62,873,245
Healthcare — 8.58%
Cardinal Health	83,861	19,922,019
Quest Diagnostics	98,230	20,819,848
Royalty Pharma Class A	369,124	20,696,783
		61,438,650
Industrials — 22.69%
Broadridge Financial Solutions	145,001	19,857,887
Fastenal	430,252	20,665,004
L3Harris Technologies	69,473	20,188,159
nVent Electric	122,844	20,835,571
Paychex	210,200	20,668,966
Rollins	468,323	19,547,802
Snap-on	50,528	20,332,467
Watsco	48,976	20,409,768
		162,505,624
Information Technology — 11.35%
Microchip Technology	227,416	20,740,339
NetApp	127,808	19,779,566
Seagate Technology Holdings	21,154	20,413,610
TE Connectivity	100,902	20,342,853
		81,276,368
Materials — 14.11%
AptarGroup	159,673	19,991,060
Avery Dennison	122,638	19,910,279
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Packaging Corp. of America	84,031	$ 20,022,907
RPM International	181,370	20,159,275
Sonoco Products	371,502	20,934,138
		101,017,659
Real Estate — 5.60%
CareTrust	507,222	20,466,408
Extra Space Storage	135,207	19,645,577
		40,111,985
Utilities — 2.82%
Evergy	233,776	20,205,260
		20,205,260
Total Common Stocks (cost $454,033,963)		710,051,002

Short-Term Investments — 0.86%
Money Market Mutual Funds — 0.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,535,832	1,535,832
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,535,833	1,535,833
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,535,833	1,535,833
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,535,833	1,535,833
Total Short-Term Investments (cost $6,143,331)		6,143,331

Total Value of Securities—100.00% (cost $460,177,294)		716,194,333
Receivables and Other Assets Net of Liabilities—0.00%		5,709
Net Assets Applicable to 39,040,162 Shares Outstanding—100.00%		$716,200,042
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
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